Schedule of fair value of the assets and liabilities acquired in business combinations (Details) - CAD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Business Acquisition [Line Items]
Goodwill				$ 25,101		$ 12,130
Elora Apothecary Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration		1,559
Share consideration		150
Assumed debt
Total consideration		1,709
Cash		1
Accounts receivable		74
Inventories		139
Prepaid and other assets		14
Property and equipment		7
Right-of-use assets		98
Intangible assets	[1]	793
Trade and other payables		(176)
Deferred tax liabilities		(205)
Lease liabilities		(98)
Net assets assumed		647
Goodwill		1,062
Trailside Pharmacy Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration		741
Share consideration		150
Assumed debt
Total consideration		891
Cash		1
Accounts receivable		43
Inventories		91
Prepaid and other assets		21
Property and equipment		108
Right-of-use assets		810
Intangible assets	[1]	265
Trade and other payables		(101)
Deferred tax liabilities
Lease liabilities		(810)
Net assets assumed		428
Goodwill		463
0864009 B.C. Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration		2,395
Share consideration		250
Assumed debt
Total consideration		2,645
Cash
Accounts receivable		33
Inventories		84
Prepaid and other assets		227
Property and equipment
Right-of-use assets		140
Intangible assets	[1]	1,132
Trade and other payables		(174)
Deferred tax liabilities		(292)
Lease liabilities		(140)
Net assets assumed		1,010
Goodwill		1,635
Vaughan Endoscopy Clinic Inc. [Member]
Business Acquisition [Line Items]
Cash consideration
Share consideration
Assumed debt		250
Total consideration		250
Cash		3
Accounts receivable		2
Inventories
Prepaid and other assets		37
Property and equipment		36
Right-of-use assets		515
Intangible assets	[1]
Trade and other payables		(3)
Deferred tax liabilities
Lease liabilities		(515)
Net assets assumed		75
Goodwill		175
Acquisition of Pharmacies [Member]
Business Acquisition [Line Items]
Cash consideration		4,695		18,312
Share consideration		550		1,300
Assumed debt		250		4,186
Total consideration		5,495		23,798
Cash		5		409
Accounts receivable		152		707
Inventories		314		1,207
Prepaid and other assets		299		118
Property and equipment		151		2,136
Right-of-use assets		1,563		3,107
Intangible assets		2,190	[1]	9,548	[2]
Trade and other payables		(454)		(1,250)
Income tax payable				(41)
Deferred tax liabilities		(497)		(2,007)
Lease liabilities		(1,563)		(3,107)
Net assets assumed		2,160		10,827
Goodwill		$ 3,335		12,971
Pier Health Resource Centre Ltd [Member]
Business Acquisition [Line Items]
Cash consideration				7,262
Share consideration				300
Assumed debt
Total consideration				7,562
Cash				37
Accounts receivable				87
Inventories				169
Prepaid and other assets				36
Property and equipment				136
Right-of-use assets				667
Intangible assets	[2]			3,262
Trade and other payables				(178)
Income tax payable				(23)
Deferred tax liabilities				(890)
Lease liabilities				(667)
Net assets assumed				2,636
Goodwill				4,926
S. Parsons Pharmacy Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration				3,608
Share consideration				300
Assumed debt
Total consideration				3,908
Cash				87
Accounts receivable				125
Inventories				84
Prepaid and other assets				40
Property and equipment				16
Right-of-use assets				61
Intangible assets	[2]			2,104
Trade and other payables				(227)
Income tax payable
Deferred tax liabilities				(483)
Lease liabilities				(61)
Net assets assumed				1,746
Goodwill				2,162
Greg's Drugs Ltd [Member]
Business Acquisition [Line Items]
Cash consideration				2,074
Share consideration
Assumed debt
Total consideration				2,074
Cash				26
Accounts receivable				81
Inventories				243
Prepaid and other assets				17
Property and equipment				9
Right-of-use assets				298
Intangible assets	[2]			865
Trade and other payables				(4)
Income tax payable				(18)
Deferred tax liabilities				(196)
Lease liabilities				(298)
Net assets assumed				1,023
Goodwill				1,051
1907248 Alberta Ltd. [Member]
Business Acquisition [Line Items]
Cash consideration				1,067
Share consideration
Assumed debt
Total consideration				1,067
Cash
Accounts receivable
Inventories				58
Prepaid and other assets				5
Property and equipment				9
Right-of-use assets				95
Intangible assets	[2]			210
Trade and other payables
Income tax payable
Deferred tax liabilities
Lease liabilities				(95)
Net assets assumed				282
Goodwill				785
Clearbrook and Garden Park Pharmacy [Member]
Business Acquisition [Line Items]
Cash consideration				3,044
Share consideration				400
Assumed debt
Total consideration				3,444
Cash				1
Accounts receivable
Inventories				126
Prepaid and other assets				17
Property and equipment				150
Right-of-use assets				194
Intangible assets	[2]			1,454
Trade and other payables
Income tax payable
Deferred tax liabilities
Lease liabilities				(194)
Net assets assumed				1,748
Goodwill				1,696
Niagara Community Pharmacy Ltd [Member]
Business Acquisition [Line Items]
Cash consideration				1,257
Share consideration				300
Assumed debt				4,186
Total consideration				5,743
Cash				258
Accounts receivable				414
Inventories				527
Prepaid and other assets				3
Property and equipment				1,816
Right-of-use assets				1,792
Intangible assets	[2]			1,653
Trade and other payables				(841)
Income tax payable
Deferred tax liabilities				(438)
Lease liabilities				(1,792)
Net assets assumed				3,392
Goodwill				$ 2,351

[1]	Intangible assets primarily consist of the customer list acquired in the business combination.
[2]	Intangible assets primarily consist of the customer list acquired in the business combination.